Pension and Other Post-Retirement Benefits (Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Funded status net defined benefit liability asset	$ (1,659)	$ (1,690)
Obligations arising from unfunded plans	(337)	(376)
Net obligation	(265)	(360)	$ (423)
Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net obligation	(1,996)	(2,066)	(2,044)
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net obligation	$ (1,731)	$ (1,706)	$ 1,621